OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total Assets	€ 4,624	€ 4,129
Deferred income tax assets	162	193
Cash and cash equivalents	147	439	€ 184	€ 164
Segment revenue
Disclosure of operating segments [line items]
Total Assets	4,245	3,440
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	2,108	1,733
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	948	765
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	738	668
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	451	274
Unallocated
Disclosure of operating segments [line items]
Deferred income tax assets	162	193
Cash and cash equivalents	147	439
Other financial assets	€ 70	€ 57